Investment Objectives and Goals - American Funds Emerging Markets Bond Fund	Feb. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Emerging Markets Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide a high level of total return over the long term, of which current income is a large component.